                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4304

Exact name of registrant as specified in charter:
Delaware Group Government Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2005

Item 1.  Reports to Stockholders

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

SEMIANNUAL REPORT JANUARY 31, 2005
--------------------------------------------------------------------------------
                     DELAWARE AMERICAN GOVERNMENT BOND FUND



[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

--------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                        1
--------------------------------------------------------------------
SECTOR ALLOCATION                                                  2
--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         3

   Statement of Operations                                         7

   Statements of Changes in Net Assets                             8

   Financial Highlights                                            9

   Notes to Financial Statements                                  14
--------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                     For the Period August 1, 2004 to January 31, 2005
   OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE AMERICAN GOVERNMENT BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expenses
                                                            Beginning    Ending                    Paid During
                                                            Account      Account      Annualized     Period*
                                                             Value        Value         Expense     8/1/04 to
                                                             8/1/04      1/31/05         Ratio       1/31/05
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,037.10         1.05%        $5.38
Class B                                                     1,000.00    1,033.50         1.75%         8.95
Class C                                                     1,000.00    1,033.50         1.75%         8.95
Class R                                                     1,000.00    1,036.80         1.35%         6.91
Institutional Class                                         1,000.00    1,038.70         0.75%         3.84
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,019.86         1.05%        $5.33
Class B                                                     1,000.00    1,016.34         1.75%         8.87
Class C                                                     1,000.00    1,016.34         1.75%         8.87
Class R                                                     1,000.00    1,018.35         1.35%         6.85
Institutional Class                                         1,000.00    1,021.37         0.75%         3.81
--------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                        As of January 31, 2005
  DELAWARE AMERICAN GOVERNMENT BOND FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  2.62%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                     19.81%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              25.63%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                             16.13%
------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         3.18%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.52%
------------------------------------------------------------------------
CORPORATE BONDS                                                 3.37%
------------------------------------------------------------------------
Banking                                                         1.16%
Brokerage                                                       0.16%
Communications                                                  0.33%
Consumer Non-Cyclical                                           0.57%
Electric                                                        0.33%
Energy                                                          0.35%
Finance                                                         0.25%
Insurance                                                       0.22%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.23%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  6.84%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      18.30%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           3.21%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.84%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.84%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS                          January 31, 2005 (Unaudited)


                                                           Principal    Market
                                                             Amount      Value

AGENCY ASSET-BACKED SECURITIES - 2.62%
 oSLMA Student Loan Trust
   Series 1997-2 A2 2.966% 1/25/10                        $  417,890  $  418,783
   Series 1997-4 A2 3.116% 10/25/10                           64,342      65,074
   Series 2004-1 A1 2.74% 1/26/15                          2,422,964   2,424,300
   Series 2004-5 A2 2.73% 4/25/14                          1,250,000   1,250,640
                                                                      ----------
TOTAL AGENCY ASSET-BACKED SECURITIES
  (cost $4,157,814)                                                    4,158,797
                                                                      ----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 19.81%
  Fannie Mae
   Series 1988-15 A 9.00% 6/25/18                              3,042       3,278
   Series 1996-46 ZA 7.50% 11/25/26                          393,138     419,397
   Series 2001-50 BA 7.00% 10/25/41                          527,761     558,767
   Series 2005-1 KZ 5.00% 2/25/35                            945,000     838,688
  Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                         1,076,966   1,197,671
   Series 2001-T10 A1 7.00% 12/25/41                         532,774     559,413
   Series 2002-T1 A2 7.00% 11/25/31                          288,454     305,401
   Series 2002-T16 A3 7.50% 7/25/42                          543,676     583,854
  Fannie Mae Interest Strip
   Series 35-2 12.00% 7/1/18                                 166,349     190,026
   Series C-2 12.00% 5/1/09                                  272,254     298,181
   Series D-2 11.00% 4/1/09                                  199,392     213,942
   Series F-2 11.50% 5/1/09                                  122,677     133,103
   Series H-2 11.50% 5/1/09                                  207,669     226,088
   Series J-1 7.00% 11/1/10                                   11,028      11,375
  Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                           334,820     356,282
   Series 2004-W9 2A1 6.50% 2/25/44                          375,927     392,374
  Freddie Mac
   Series 2575 4.50% 6/15/24                               1,000,000   1,008,412
   Series 2727 PM 4.50% 1/15/34                              280,000     261,097
   Series 2889 OE 5.00% 1/15/30                            1,470,000   1,483,576
  Freddie Mac Structured
   Pass Through Securities
   Series T-42 A5 7.50% 2/25/42                              113,667     121,953
   Series T-58 2A 6.50% 9/25/43                            2,106,647   2,202,236
  GNMA
   Series 2002-28 B 5.779% 7/16/24                         4,000,000   4,260,160
   Series 2002-61 BA 4.648% 3/16/26                        3,000,000   3,049,671
   Series 2003-43 B 4.374% 4/16/33                         5,000,000   4,992,369
   Series 2003-72 C 4.86% 2/16/30                          2,500,000   2,565,666
   Series 2003-78 B 5.11% 10/16/27                         5,000,000   5,170,077
                                                                      ----------

TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $30,943,092)                                      31,403,057
                                                                      ----------

AGENCY MORTGAGE-BACKED SECURITIES - 25.63%
  Fannie Mae
   4.92% 5/1/13                                            4,000,000   4,100,000
   6.215% 6/1/08                                             642,300     678,028
   6.75% 10/1/07                                             525,474     554,868
   7.41% 4/1/10                                            4,873,534   5,469,018
   10.50% 6/1/30                                              36,558      41,676
 oFannie Mae ARM 3.721% 8/1/34                               820,009     816,282
  Fannie Mae Balloon 7 yr 4.50% 11/1/10                    6,046,948   6,065,846
  Fannie Mae Relocation 30 yr
   5.00% 9/1/33 to 11/1/33                                 2,084,212   2,103,101

                                                           Principal    Market
                                                             Amount      Value

AGENCY MORTGAGE-BACKED SECURITIES (continued)
  Fannie Mae S.F. 15 yr
   4.50% 7/1/19                                           $   40,967  $   40,954
   6.00% 6/1/17                                            1,503,709   1,575,135
   6.50% 6/1/16                                                   57          61
  Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                              492,445     492,598
   5.50% 3/1/29                                              929,963     950,887
   7.50% 6/1/31                                              542,559     581,555
   8.00% 2/1/30                                               67,773      73,576
   10.00% 7/1/20 to 2/1/25                                 1,051,942   1,199,750
  Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/35                                              640,000     638,800
   6.50% 2/2/35                                              805,000     842,483
  Freddie Mac Relocation 15 yr
   3.50% 9/1/18 to 10/1/18                                 3,388,962   3,225,869
  Freddie Mac Relocation 30 yr
   5.00% 9/1/33                                            2,914,646   2,944,704
  Freddie Mac S.F. 15 yr 9.00% 12/1/05                         2,756       2,796
  Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                             234,155     247,911
   8.00% 5/1/11                                              699,182     729,116
   8.50% 12/1/09                                              55,496      58,045
   9.00% 9/1/30                                              512,359     565,516
   10.00% 1/1/19                                              47,625      52,878
   11.50% 4/1/11 to 3/1/16                                   278,789     320,202
  GNMA GPM
   11.00% 3/15/13                                             39,862      44,334
   11.75% 8/15/13                                             84,723      94,996
   12.00% 1/15/13                                              8,381       9,423
   12.25% 3/15/14                                             32,540      36,791
  GNMA II GPM
   10.75% 3/20/16 to 2/20/18                                  30,775      34,202
   12.00% 1/20/14                                             24,159      27,149
  GNMA S.F. 15 yr 6.50% 7/15/14                              159,436     169,700
  GNMA S.F. 30 yr
   6.00% 4/15/33                                             772,767     803,436
   7.00% 5/15/28                                             715,973     761,840
   7.50% 12/15/23 to 1/15/32                                 857,745     923,688
   8.00% 5/15/30                                              63,229      68,662
   9.50% 9/15/17 to 3/15/23                                  316,221     356,506
   10.00% 3/15/16 to 9/15/18                                  63,654      70,878
   11.00% 12/15/09 to 9/15/15                                215,017     238,836
   11.50% 7/15/15                                              7,317       8,295
   12.00% 12/15/12 to 12/15/15                               617,474     702,183
   12.50% 5/15/10 to 1/15/16                                 114,061     129,948
  GNMA II S.F. 15 yr
   9.00% 5/20/05 to 10/20/05                                   1,089       1,086
  GNMA II S.F. 30 yr
   6.00% 11/20/28                                            352,263     366,684
   6.50% 2/20/30                                             569,402     598,584
   7.50% 9/20/30                                             109,904     117,494
   8.00% 6/20/30                                              57,903      62,607
   10.00% 11/20/15 to 6/20/21                                107,118     119,084
   10.50% 3/20/16 to 7/20/21                                 109,182     122,243
   11.00% 5/20/15 to 7/20/19                                  53,539      59,982
   12.00% 3/20/14 to 5/20/15                                  72,669      82,271
   12.00% 3/20/15                                              1,509       1,712
   12.50% 10/20/13 to 7/20/15                                196,450     223,358
                                                                     -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $37,743,686)                                                  40,607,627
                                                                     -----------

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)

                                                           Principal    Market
                                                             Amount      Value

AGENCY OBLIGATIONS - 16.13%
  Fannie Mae
   2.375% 2/15/07                                        $ 2,270,000 $ 2,222,171
   3.125% 12/15/07                                         1,135,000   1,119,054
   3.375% 12/15/08                                         3,105,000   3,055,121
 ^Fannie Mae Principal Strip
   6.03% 5/15/30                                          27,400,000   7,375,231
  Federal Home Loan Bank
   4.875% 11/15/06                                           260,000     266,589
 ^Financing Corporation Principal Strips
   PRN 2 5.031% 11/30/17                                   5,170,000   2,799,162
   PRN 10 5.03% 11/30/17                                   8,460,000   4,580,447
   PRN 15 5.24% 3/7/19                                     1,000,000     503,004
  Freddie Mac 4.75% 10/11/12                                 790,000     790,189
 ^Residual Funding Principal Strip
   5.055% 10/15/19                                         3,955,000   1,950,464
 ^Resolution Funding Interest Strip
   5.24% 10/15/25                                          2,500,000     904,925
                                                                     -----------
TOTAL AGENCY OBLIGATIONS
  (cost $24,060,762)                                                  25,566,357
                                                                     -----------

ASSET-BACKED SECURITIES - 3.18%
  Honda Automobile Receivables Owners
   Trust Series 2004-2 A4 3.81% 10/15/09                     500,000     500,815
 oNelnet Student Loan Trust
   2.79% 10/25/16                                          3,000,000   2,997,240
 oNovastar Home Equity Loan
   Series 2004-4 A2B 2.87% 3/25/35                           650,000     651,895
 oResidential Asset Mortgage Products
   Series 2004-RZ2 AI3 4.30% 1/25/31                         410,000     413,311
 #Sierra Receivables Funding Company
   Series 2003-1A 144A 3.09% 1/15/14                         477,751     470,136
                                                                     -----------
TOTAL ASSET-BACKED SECURITIES
  (cost $5,039,857)                                                    5,033,397
                                                                     -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.52%
  Bank of America Commercial Mortgage
   Series 2004-6 A5 4.811% 12/10/42                          580,000     585,902
 oMerrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 10/12/41                       235,000     235,190
                                                                     -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES (cost $819,222)                                             821,092
                                                                     -----------
CORPORATE BONDS - 3.37%
Banking - 1.16%
  CitiFinancial 10.00% 5/15/09                             1,500,000   1,837,227
                                                                     -----------
                                                                       1,837,227
                                                                     -----------
Brokerage - 0.16%
 oMorgan Stanley 2.51% 11/24/06                              250,000     250,336
                                                                     -----------
                                                                         250,336
                                                                     -----------
Communications - 0.33%
  Thomson 5.75% 2/1/08                                       500,000     523,829
                                                                     -----------
                                                                         523,829
                                                                     -----------
Consumer Non-Cyclical - 0.57%
  Kraft Foods 4.625% 11/1/06                                 400,000     406,582
  Universal 6.50% 2/15/06                                    475,000     489,800
                                                                     -----------
                                                                         896,382
                                                                     -----------

                                                           Principal    Market
                                                             Amount      Value

CORPORATE BONDS (continued)
Electric - 0.33%
  Southern Capital Funding 5.30% 2/1/07                   $  502,000  $  522,649
                                                                      ----------
                                                                         522,649
                                                                      ----------
Energy - 0.35%
  Apache Finance 7.00% 3/15/09                               500,000     562,341
                                                                      ----------
                                                                         562,341
                                                                      ----------
Finance - 0.25%
 #Berkshire Hathaway Finance
   144A 4.125% 1/15/10                                         5,000       5,001
o#Premium Asset Trust
   Series 2005-2 144A 2.67% 2/2/07                           395,000     394,842
                                                                      ----------
                                                                         399,843
                                                                      ----------
Insurance - 0.22%
  Prudential Financial 4.104% 11/15/06                       350,000     353,116
                                                                      ----------
                                                                         353,116
                                                                      ----------
TOTAL CORPORATE BONDS (cost $5,529,536)                                5,345,723
                                                                      ----------
MUNICIPAL BONDS - 1.23%
 oArizona Educational Loan Marketing
   2004-A A1 2.50% 12/1/13                                   594,500     595,057
  Cook County, Illinois Chicago Heights
   School District Taxable
   Series B 13.15% 12/1/05 (AMBAC)                         1,055,000   1,141,215
 oMassachusetts State Special Obligation
   Revenue Loan (Connie Lee)
   3.097% 6/1/22                                             200,000     219,450
                                                                      ----------
TOTAL MUNICIPAL BONDS (cost $2,299,056)                                1,955,722
                                                                      ----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.84%
  Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                       1,799,576   1,846,816
   Series 2004-11 1CB1 6.00% 12/25/34                      1,162,090   1,193,865
 oBank of America Mortgage Securities
   Series 2004-E 1A1 3.533% 6/25/34                          598,112     591,791
 oCountrywide Home Loans
   Series 2001-HYB2 3A1 5.46% 9/19/31                        349,915     350,018
  Credit Suisse First Boston Mortgage
   Securities Series 2003-29 5A1
   7.00% 12/25/33                                            607,496     629,032
  First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                          307,531     326,323
 #GSMPS Mortgage Loan Trust 144A
   Series 1998-2 A 7.75% 5/19/27                             387,040     412,799
   Series 1999-3 A 8.00% 8/19/29                             803,067     862,306
  Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                         499,414     514,527
   Series 2004-SL4 A3 6.50% 7/25/32                          417,012     430,029
  Structured Asset Securities
  oSeries 2002-22H 1A 6.997% 11/25/32                      1,160,684   1,190,386
   Series 2004-12H 1A 6.00% 5/25/34                          831,661     850,373
  Travelers Mortgage Securities
   Series 1- Z2 12.00% 3/1/14                                329,507     331,926
 oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.548% 1/25/35                         830,000     835,123
   Series 2004-I 1A1 3.393% 7/25/34                          477,718     475,630
                                                                      ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $10,903,584)                                      10,840,944
                                                                      ----------

STATEMENT                                DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)


                                                         Principal    Market
                                                           Amount      Value

U.S. TREASURY OBLIGATIONS - 18.30%
  U.S. Treasury Bonds
   5.375% 2/15/31                                       $ 1,410,000 $ 1,577,714
  ~12.00% 8/15/13                                         9,550,000  12,210,573
  U.S. Treasury Inflation Index Notes
   1.625% 1/15/15                                         3,170,856   3,165,161
   1.875% 7/15/13                                           930,728     956,033
   2.00% 1/15/14 to 7/15/14                               2,982,572   3,085,026
  U.S. Treasury Notes
   3.00% 12/31/06                                           950,000     945,696
   3.00% 11/15/07                                         4,000,000   3,959,064
   4.25% 11/15/14                                            70,000      70,667
 ^U.S. Treasury Principal Only Strip
   4.930% 11/15/27                                        9,000,000   3,039,912
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $30,376,806)                                                 29,009,846
                                                                    -----------
REPURCHASE AGREEMENTS - 3.21%
  With BNP Paribas 2.41% 2/1/05
   (dated 1/31/05, to be repurchased
   at $2,680,179, collateralized by
   $2,765,000 U.S. Treasury Bills due
   7/7/05, market value $2,734,784)                       2,680,000   2,680,000
  With UBS Warburg 2.41% 2/1/05
   (dated 1/31/05, to be repurchased
   at $2,412,161, collateralized by
   $1,673,000 U.S. Treasury Bills due
   5/5/05, market value $1,662,511 and
   $804,000 U.S. Treasury Bills due
   5/12/05, market value $798,355)                        2,412,000   2,412,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $5,092,000)                                                   5,092,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 100.84%
  (cost $156,965,415)                                               159,834,562
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.84%)                                             (1,338,505)
                                                                    -----------
NET ASSETS APPLICABLE TO 20,396,192
  SHARES OUTSTANDING - 100.00%                                     $158,496,057
                                                                   ============

Net Asset Value - Delaware American Government
  Bond Fund Class A ($101,597,511/ 13,073,969 Shares)                     $7.77
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Class B ($24,393,889 / 3,139,286 Shares)                      $7.77
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Class C ($7,512,694 / 966,772 Shares)                         $7.77
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Class R ($87,747 / 11,283 Shares)                             $7.78
                                                                          -----
Net Asset Value - Delaware American Government
  Bond Fund Institutional Class
  ($24,904,216 / 3,204,882 Shares)                                        $7.77
                                                                          -----

COMPONENTS OF NET ASSETS AT JANUARY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $175,853,565
Accumulated net realized loss on investments                        (20,263,645)
Net unrealized appreciation of investments                            2,906,137
                                                                   ------------
Total net assets                                                   $158,496,057
                                                                   ============

oVariable rate notes. The interest rate shown is the rate as of January 31, 2005.

~Fully or partially pledged as collateral for financial futures contracts.

^Zero coupon bond. The interest rate shown is the yield at time of purchase.

#Securities exempt from registration under Rule 144A of the securities Act of 1933.

See Note 10 in "Notes to Financial Statement."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
Connie Lee - Insured by the College Construction Insurance Association GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
GSMPS - Goldman Sachs Reperforming Mortgage Securities
PRN - Principal Only Strip
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE AMERICAN GOVERNMENT BOND FUND
Net asset value Class A (A)                                               $7.77
Sales charge (4.50% of offering price) (B)                                 0.37
                                                                          -----
Offering price                                                            $8.14
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

FUTURES CONTRACTS
The following futures contracts were outstanding at January 31, 2005:

                              Notional                                     Unrealized
   Contracts to                 Cost          Notional     Expiration     Appreciation
   to Buy (Sell)             (Proceeds)        Value          Date       (Depreciation)
   -------------             ----------       --------     ----------    --------------
(78) U.S. Treasury
  2 year Notes              $(16,302,712)   $(16,306,875)     3/05           $(4,163)
(80) U.S. Treasury
  5 year Notes                (8,726,824)     (8,740,000)     3/05           (13,176)
38 U.S. Treasury
  Long Bond                    4,325,935       4,364,063      3/05            38,128
                                                                             -------
                                                                             $20,789
                                                                             =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

STATEMENT                                DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)





SWAP AGREEMENT
The following swap agreement was outstanding at January 31, 2005:

Notional         Expiration                                   Unrealized
 Amount             Date            Description                  Gain
--------         ----------         -----------               -----------

$4,735,000        3/31/05           Agreement with              $16,201
                                    Goldman Sachs
                                    Capital Markets
                                    ("GSCM") to receive
                                    the notional amount
                                    multiplied by the
                                    return on the Lehman
                                    Brothers Commercial
                                    MBS Index AAA and to
                                    pay the notional
                                    amount multiplied by
                                    the 1 month BBA
                                    LIBOR Adjusted by a
                                    spread of minus
                                    0.10%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

See accompanying notes

STATEMENT                          DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF OPERATIONS                    Six Months Ended January 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Interest                                                                          $3,639,525
                                                                                    ----------

EXPENSES:
  Management fees                                                        465,085
  Distribution expenses -- Class A                                       160,960
  Distribution expenses -- Class B                                       132,172
  Distribution expenses -- Class C                                        39,984
  Distribution expenses -- Class R                                           221
  Dividend disbursing and transfer agent fees and expenses                98,974
  Reports and statements to shareholders                                  46,634
  Registration fees                                                       31,473
  Accounting and administration expenses                                  28,350
  Legal and professional fees                                             26,806
  Pricing fees                                                             5,344
  Custodian fees                                                           4,296
  Trustees' fees                                                           3,979
  Other                                                                    1,002     1,045,280
                                                                        --------
  Less expenses absorbed or waived                                                     (75,050)
  Less expense paid indirectly                                                            (440)
                                                                                    ----------
  Total expenses                                                                       969,790
                                                                                    ----------
NET INVESTMENT INCOME                                                                2,669,735
                                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                                                       1,392,031
   Futures contracts                                                                  (470,402)
   Swap agreements                                                                     211,332
                                                                                    ----------
  Net realized gain                                                                  1,132,961
  Net change in unrealized appreciation/depreciation of investments                  2,415,845
                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                      3,548,806
                                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $6,218,541
                                                                                    ==========

See accompanying notes

STATEMENTS                                DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF CHANGES IN NET ASSETS

                                                                                                  Six Months      Year
                                                                                                    Ended         Ended
                                                                                                   1/31/05       7/31/04
                                                                                                 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                          $ 2,669,735  $  6,260,004
  Net realized gain (loss) on investments                                                          1,132,961    (2,572,936)
  Net change in unrealized appreciation/depreciation of investments                                2,415,845     4,608,718
                                                                                                ------------  ------------
  Net increase in net assets resulting from operations                                             6,218,541     8,295,786
                                                                                                ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                       (2,369,532)   (5,322,346)
    Class B                                                                                         (491,181)   (1,108,293)
    Class C                                                                                         (148,572)     (310,855)
    Class R                                                                                           (1,513)       (1,559)
    Institutional Class                                                                             (654,925)   (1,347,990)

  Return of capital:
    Class A                                                                                               --      (476,374)
    Class B                                                                                               --      (100,061)
    Class C                                                                                               --       (27,064)
    Class R                                                                                               --          (169)
    Institutional Class                                                                                   --      (101,032)
                                                                                                ------------  ------------
                                                                                                  (3,665,723)   (8,795,743)
                                                                                                ------------  ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                        5,707,372    23,433,436
    Class B                                                                                          692,417     1,841,149
    Class C                                                                                          444,109     1,774,343
    Class R                                                                                           28,712        78,018
    Institutional Class                                                                            2,185,811     9,534,793

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                        1,755,769     4,392,646
    Class B                                                                                          360,422       857,889
    Class C                                                                                          129,525       294,822
    Class R                                                                                            1,506         1,668
    Institutional Class                                                                              648,643     1,402,231
                                                                                                ------------  ------------
                                                                                                  11,954,286    43,610,995
                                                                                                ------------  ------------

  Cost of shares repurchased:
    Class A                                                                                      (25,110,417)  (60,896,348)
    Class B                                                                                       (5,140,576)  (17,109,323)
    Class C                                                                                       (1,817,094)   (4,039,598)
    Class R                                                                                           (6,959)      (15,319)
    Institutional Class                                                                           (7,225,773)  (25,084,967)
                                                                                                ------------  ------------
                                                                                                 (39,300,819) (107,145,555)
                                                                                                ------------  ------------
Decrease in net assets derived from capital share transactions                                   (27,346,533)  (63,534,560)
                                                                                                ------------  ------------
NET DECREASE IN NET ASSETS                                                                       (24,793,715)  (64,034,517)

NET ASSETS:
  Beginning of period                                                                            183,289,772   247,324,289
                                                                                                ------------  ------------
  End of period (there was no undistributed net investment income at either period end)         $158,496,057  $183,289,772
                                                                                                ============  ============

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware American Government Bond Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months                            Year
                                                                Ended                               Ended
                                                              1/31/05(2)   7/31/04      7/31/03   7/31/02(1)    7/31/01     7/31/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170      $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.143       0.211        0.249       0.339        0.433       0.469
Net realized and unrealized gain (loss) on investments          0.140       0.077        0.050       0.227        0.418      (0.128)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.283       0.288        0.299       0.566        0.851       0.341
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.173)     (0.302)      (0.349)     (0.406)      (0.431)     (0.471)
Return of capital                                                  --      (0.026)          --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.173)     (0.328)      (0.349)     (0.406)      (0.431)     (0.471)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $7.770      $7.660       $7.700      $7.750       $7.590      $7.170
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 3.71%       3.77%        3.85%       7.66%       12.14%       4.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $101,597    $117,567     $151,135    $141,771      $96,539     $92,100
Ratio of expenses to average net assets                         1.05%       1.05%        1.05%       1.05%        1.61%       1.34%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.14%       1.60%        1.69%       1.64%        1.61%       1.34%
Ratio of net investment income to average net assets            3.24%       3.02%        3.17%       4.43%        5.82%       6.55%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       3.15%       2.47%        2.53%       3.84%        5.82%       6.55%
Portfolio turnover                                               278%        303%         501%        316%         186%        223%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware American Government Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             1/31/05(2)   7/31/04      7/31/03    7/31/02(1)    7/31/01     7/31/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170      $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.115       0.161        0.194       0.283        0.380       0.419
Net realized and unrealized gain (loss) on investments          0.140       0.073        0.049       0.227        0.418      (0.128)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.255       0.234        0.243       0.510        0.798       0.291
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.145)     (0.252)      (0.293)     (0.350)      (0.378)     (0.421)
Return of capital                                                  --      (0.022)          --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.145)     (0.274)      (0.293)     (0.350)      (0.378)     (0.421)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $7.770      $7.660       $7.700      $7.750       $7.590      $7.170
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 3.35%       3.05%        3.12%       6.88%       11.36%       4.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $24,394     $28,087      $42,543     $46,486      $23,556     $15,855
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       1.75%        2.31%       2.04%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.84%       2.30%        2.39%       2.34%        2.31%       2.04%
Ratio of net investment income to average net assets            2.54%       2.32%        2.47%       3.73%        5.12%       5.85%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.45%       1.77%        1.83%       3.14%        5.12%       5.85%
Portfolio turnover                                               278%        303%         501%        316%         186%        223%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware American Government Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months                            Year
                                                                Ended                               Ended
                                                              1/31/05(2)  7/31/04      7/31/03    7/31/02(1)     7/31/01    7/31/00
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170      $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.115       0.161        0.193       0.281        0.380       0.420
Net realized and unrealized gain (loss) on investments          0.140       0.073        0.050       0.227        0.418      (0.129)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.255       0.234        0.243       0.508        0.798       0.291
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.145)     (0.252)      (0.293)     (0.348)      (0.378)     (0.421)
Return of capital                                                  --      (0.022)          --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.145)     (0.274)      (0.293)     (0.348)      (0.378)     (0.421)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $7.770      $7.660       $7.700      $7.750       $7.590      $7.170
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 3.35%       3.05%        3.12%       6.85%       11.36%       4.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,513      $8,634      $10,641      $8,728       $4,145      $2,434
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       1.75%        2.31%       2.04%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.84%       2.30%        2.39%       2.34%        2.31%       2.04%
Ratio of net investment income to average net assets            2.54%       2.32%        2.47%       3.73%        5.12%       5.85%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.45%       1.77%        1.83%       3.14%        5.12%       5.85%
Portfolio turnover                                               278%        303%         501%        316%         186%        223%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------
                                                           Delaware American Government Bond Fund Class R
---------------------------------------------------------------------------------------------------------
                                                               Six Months     Year       6/2/03(1)
                                                                 Ended       Ended         to
                                                                1/31/05(2)  7/31/04      7/31/03
                                                               (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                             $7.660      $7.700       $8.040

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.131       0.187        0.051
Net realized and unrealized gain (loss) on investments            0.150       0.075       (0.355)
                                                                 ------      ------       ------
Total from investment operations                                  0.281       0.262       (0.304)
                                                                 ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                            (0.161)     (0.278)      (0.036)
Return of capital                                                    --      (0.024)          --
                                                                 ------      ------       ------
Total dividends and distributions                                (0.161)     (0.302)      (0.036)
                                                                 ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                   $7.780      $7.660       $7.700
                                                                 ======      ======       ======

TOTAL RETURN(3)                                                   3.68%       3.43%       (3.79%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                             $88         $63          $--
Ratio of expenses to average net assets                           1.35%       1.35%        1.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly        1.44%       1.90%        2.35%
Ratio of net investment income to average net assets              2.94%       2.72%        2.07%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly        2.85%       2.17%        1.07%
Portfolio turnover                                                 278%        303%         501%

(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware American Government Bond Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                            Year
                                                               Ended                               Ended
                                                             1/31/05(2)  7/31/04      7/31/03    7/31/02(1)    7/31/01     7/31/00
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170      $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.154       0.233        0.272       0.361        0.454       0.492
Net realized and unrealized gain (loss) on investments          0.140       0.079        0.050       0.228        0.418      (0.130)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.294       0.312        0.322       0.589        0.872       0.362
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.184)     (0.324)      (0.372)     (0.429)      (0.452)     (0.492)
Return of capital                                                  --      (0.028)          --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.184)     (0.352)      (0.372)     (0.429)      (0.452)     (0.492)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $7.770      $7.660       $7.700      $7.750       $7.590      $7.170
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 3.87%       4.08%        4.15%       7.99%       12.46%       5.19%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $24,904     $28,939      $43,006     $41,225      $33,337     $32,609
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.75%        1.31%       1.04%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.84%       1.30%        1.39%       1.34%        1.31%       1.04%
Ratio of net investment income to average net assets            3.54%       3.32%        3.47%       4.73%        6.12%       6.85%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.45%       2.77%        2.83%       4.14%        6.12%       6.85%
Portfolio turnover                                               278%        303%         501%        316%         186%        223%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                             DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS         Six Months Ended January 31, 2005 (Unaudited)

Delaware Group Government Fund (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware American Government Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware American Government Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional and Class R shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended January 31, 2005 were approximately $440. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through November 28, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fees payable to DMC       $46,923
  Dividend disbursing, transfer agent,
    accounting and administration fees and
    other expenses payable to DSC                  26,939
  Other expenses payable to DMC and affiliates*     5,211

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                    DELAWARE AMERICAN GOVERNMENT BOND FUND
   TO FINANCIAL STATEMENTS (CONTINUED)



2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services, provided to the Fund by DMC employees. For the six months ended January 31, 2005, the Fund was charged $4,734 for internal legal services provided by DMC.

For the six months ended January 31, 2005, DDLP earned $5,062 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers, and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended January 31, 2005, the Fund made purchases of $121,512,526 and sales of $128,724,908 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended January 31, 2005, the Fund made purchases of $116,761,847 and sales of $145,497,026 of long-term U.S. government securities.

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the cost of investments was $159,462,260. At January 31, 2005, the net unrealized appreciation was $372,302 of which $2,918,700 related to unrealized appreciation of investments and $2,546,398 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2005 and the year ended July 31, 2004 was as follows:

                                                    Six Months         Year
                                                      Ended            Ended
                                                     1/31/05*         7/31/04
                                                    (Unaudited)
   Ordinary income                                  $3,665,723       $8,091,043
   Return of capital                                        --          704,700
                                                    ----------       ----------
   Total                                            $3,665,723       $8,795,743
                                                    ==========       ==========

*Tax information for the six months ended January 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $175,853,565
  Capital loss carryforwards                            (17,746,011)
  Unrealized appreciation of investments                    388,503
                                                       ------------
  Net assets                                           $158,496,057
                                                       ============

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended January 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                    $995,988
  Accumulated realized gain (loss)                       (995,988)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at January 31, 2005 will expire as follows: $2,371,574 expires in 2005, $3,195,086 expires in 2007, $6,907,431 expires in 2008, $1,219,236 expires in 2009 and $2,497,064 expires in 2012.

For the six months ended January 31, 2005, the Fund had capital losses of $1,555,620, which may be added to the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                         Six Months     Year
                                                           Ended        Ended
                                                          1/31/05      7/31/04

Shares sold:
 Class A                                                  737,037     3,022,977
 Class B                                                   89,565       237,322
 Class C                                                   57,340       228,490
 Class R                                                    3,697        10,050
 Institutional Class                                      282,123     1,231,246

Shares issued upon reinvestment
 of dividends and distributions:
 Class A                                                  226,067       566,213
 Class B                                                   46,410       110,566
 Class C                                                   16,679        38,004
 Class R                                                      194           215
 Institutional Class                                       83,508       180,839
                                                       ----------   -----------
                                                        1,542,620     5,625,922
                                                       ----------   -----------
Shares repurchased:
 Class A                                               (3,240,664)   (7,867,124)
 Class B                                                 (664,203)   (2,205,653)
 Class C                                                 (234,640)     (521,129)
 Class R                                                     (898)       (1,976)
 Institutional Class                                     (939,678)   (3,218,511)
                                                       ----------   -----------
                                                       (5,080,083)  (13,814,393)
                                                       ----------   -----------
Net decrease                                           (3,537,463)   (8,188,471)
                                                       ==========   ===========

For the six months ended January 31, 2005 and year ended July 31, 2004, 59,741 Class B shares were converted to 59,741 Class A shares valued at $463,094 and 220,824 Class B shares were converted to 220,824 Class A shares valued at $1,721,971, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of January 31, 2005, or at any time during the period.

7. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. OPTIONS WRITTEN
The Fund may enter into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund had no options contract outstanding at January 31, 2005 or at any time during the period.

9. SWAP AGREEMENTS
During the period ended January 31, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

10. CREDIT AND MARKET RISK
The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

11. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware American Government Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Government Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                    CONTACT INFORMATION
JUDE T. DRISCOLL                         MICHAEL P. BISHOF                      INVESTMENT MANAGER
Chairman                                 Senior Vice President and              Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                       NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                Delaware Distributors, L.P.
Board Chairman                           RICHELLE S. MAESTRO                    Philadelphia, PA
Citadel Construction Corporation         Executive Vice President,
King of Prussia, PA                      Chief Legal Officer and Secretary      SHAREHOLDER SERVICING, DIVIDEND
                                         Delaware Investments Family of Funds   DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                           Philadelphia, PA                       Delaware Service Company, Inc.
Private Investor                                                                2005 Market Street
Gwynedd Valley, PA                       JOHN J. O'CONNOR                       Philadelphia, PA 19103-7094
                                         Senior Vice President and Treasurer
JOHN A. FRY                              Delaware Investments Family of Funds   FOR SHAREHOLDERS
President                                Philadelphia, PA                       800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                   FOR SECURITIES DEALERS AND FINANCIAL
                                                                                INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                800 362-7500
Managing Director
Anthony Knerr & Associates                                                      WEB SITE
New York, NY                                                                    www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9199)                                                        Printed in the USA
SA-023 [1/05] IVES 3/05                                                   J10031

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



SEMIANNUAL REPORT 2005  JANUARY 31, 2005
--------------------------------------------------------------------------------
                     DELAWARE INFLATION PROTECTED BOND FUND

DELAWARE INFLATION PROTECTED BOND FUND

DISCLOSURE OF FUND EXPENSES
For the Period December 1, 2004 to January 31, 2005

As a shareholder of a fund, you incur two types of costs, (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to January 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

                  EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                              EXPENSES
                         BEGINNING    ENDING                 PAID DURING
                         ACCOUNT      ACCOUNT    ANNUALIZED     PERIOD
                          VALUE        VALUE      EXPENSE     12/1/04 TO
                         12/1/04      1/31/05     RATIOS       1/31/05*

ACTUAL FUND RETURN
Class A                $1,000.00     $1,021.60      0.50%       $0.86
Class B                 1,000.00      1,021.60      0.50%        0.86
Class C                 1,000.00      1,021.60      0.50%        0.86
Institutional Class     1,000.00      1,021.60      0.50%        0.86

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)

Class A                $1,000.00     $1,007.66      0.50%       $0.85
Class B                 1,000.00      1,007.66      0.50%        0.85
Class C                 1,000.00      1,007.66      0.50%        0.85
Institutional Class     1,000.00      1,007.66      0.50%        0.85


*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period).



                                        Delaware Inflation Protected Bond Fund 1

DELAWARE INFLATION PROTECTED BOND FUND
SECTOR ALLOCATION
As of January 31, 2005


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                   PERCENTAGE
SECTOR                                            OF NET ASSETS
-------------------------------------------------------------------
ASSET-BACKED SECURITIES                               0.51%
-------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS            1.00%
-------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                 0.08%
-------------------------------------------------------------------
CORPORATE BONDS                                       2.54%
-------------------------------------------------------------------
Communications                                        0.32%
Consumer Cyclical                                     1.72%
Insurance                                             0.50%
-------------------------------------------------------------------
MUNICIPAL BONDS                                       1.07%
-------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS        0.48%
-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 97.22%
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                    102.90%
-------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS     (2.90)%
-------------------------------------------------------------------
TOTAL NET ASSETS                                    100.00%
-------------------------------------------------------------------

                                        Delaware Inflation Protected Bond Fund 2

DELAWARE INFLATION PROTECTED BOND FUND
STATEMENT OF NET ASSETS
January 31, 2005 (Unaudited)
                                                PRINCIPAL           MARKET
                                                  AMOUNT             VALUE

ASSET-BACKED SECURITIES- 0.51%
Chase Funding Mortgage Loan
  Asset-Backed Certificates 2.138% 7/25/18        $14,245            $14,191
MBNA Master Credit Card Trust USA
  6.50% 11/17/08                                    2,000              2,077
Residential Asset Securities 2.71%
  5/25/26                                          10,000              9,967
                                                                      ------

TOTAL ASSET-BACKED SECURITIES
  (cost $26,062)                                                      26,235
                                                                      ------
 AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS- 1.00%
Fannie Mae Series 2004-62 CB 6.00%
  6/25/34                                          25,000             25,103
GNMA Series 2002-20 VD 6.00%
  4/20/19                                          25,000             25,794
                                                                      ------

 TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (cost $50,469)                                50,897

 COMMERCIAL MORTGAGE-BACKED
   SECURITIES- 0.08%
 Asset Securitization Series
   1995-MD4 A1 7.10% 8/13/29                        3,919              4,031
                                                                      ------

 TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (cost $4,020)                                            4,031

 CORPORATE BONDS- 2.54%
 Communications - 0.32%
 Insight Midwest 10.50% 11/1/10                    15,000             16,425
                                                                      ------
                                                                      16,425
                                                                      ------
 Consumer Cyclical - 1.72%
 *Centex 2.993% 8/1/07                             10,000             10,000
 General Motors Acceptance
   Corporation 6.75% 1/15/06                       25,000             25,558
 Hilton Hotels 7.625% 5/15/08                      15,000             16,501
 *Liberty Media 3.99% 9/17/06                      25,000             25,299
 Venetian Casino Resort 11.00%
   6/15/10                                          9,000             10,215
                                                                      ------
                                                                      87,573
                                                                      ------
 Insurance - 0.50%
 Marsh & McLennan 5.375% 3/15/07                   25,000             25,530
                                                                      ------
                                                                      25,530
                                                                      ------

 TOTAL CORPORATE BONDS (cost $129,946)                               129,528
 MUNICIPAL BONDS- 1.07%
 *Massachusetts State Special
   Obligation Revenue Loan (FSA)
   2.883% 6/1/22                                   50,000             54,863
                                                                      ------

 TOTAL MUNICIPAL BONDS (cost $55,443)                                 54,863
 NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS- 0.48%
*Washington Mutual 3.066% 8/25/33                  25,000             24,505
                                                                      ------
 TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (cost $24,250)                                24,505

                                               PRINCIPAL              MARKET
                                                 AMOUNT                VALUE

U.S. TREASURY OBLIGATIONS- 97.22%
U.S. Treasury Inflation Index Bonds
   0.875% 4/15/10                               277,252              273,354
   1.625% 1/15/15                               345,093              344,473
   1.875% 7/15/13                               150,788              154,888
   2.00% 1/15/14                                609,871              631,145
 **2.00% 7/15/14                                476,232              492,473
   2.375% 1/15/25                               445,834              479,794
   3.00% 7/15/12                                520,512              578,663
   3.625% 4/15/28                               253,891              334,274
   3.625% 1/15/08                               153,691              165,662
   3.375% 1/15/07                               114,524              120,143
   3.375% 4/15/32                                96,844              128,477
   3.875% 1/15/09                               378,498              419,764
   3.875% 4/15/29                               365,976              503,561
   4.25% 1/15/10                                295,160              339,561
                                                                     -------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $4,921,612)                                                4,966,232


TOTAL MARKET VALUE OF SECURITIES-102.90%
  (cost $5,211,802)                                               $5,256,291
                                                                  ----------
LIABILITIES NET OF RECEIVABLES AND OTHER
ASSETS-(2.90%)                                                      (148,295)
                                                                  ----------
NET ASSETS APPLICABLE TO 504,252 SHARES
  OUTSTANDING-100.00%                                             $5,107,996
                                                                  ----------
Net Asset Value-Delaware Inflation Protected
  Bond Fund Class A ($2,043,192/201,700 shares)                       $10.13
                                                                      ------
Net Asset Value-Delaware Inflation Protected
  Bond Fund Class B ($510,806/50,426 shares)                          $10.13
                                                                      ------
Net Asset Value-Delaware Inflation Protected
  Bond Fund Class C ($510,806/50,426 shares)                          $10.13
                                                                      ------
Net Asset Value-Delaware Inflation Protected
  Bond Fund Institutional Class ($2,043,192/201,700 shares)           $10.13
                                                                      ------
COMPONENTS OF NET ASSETS AT JANUARY 31, 2005:
Shares of beneficial interest (unlimited authorization-no par)    $5,043,114
Undistributed net investment income                                      365
Accumulated net realized gain on investments                          12,302
Net unrealized appreciation of investments                            52,215
                                                                  ----------
Total net assets                                                  $5,107,996
                                                                  ----------
SUMMARY OF ABBREVIATIONS:
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE INFLATION PROTECTED BOND FUND
Net asset value Class A (A)                                           $10.13
Sales charge (4.50% of offering price) (B)                              0.48
                                                                      ------
Offering price                                                        $10.61
                                                                      ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See current prospectus for purchases of $100,000 or more.


                                        Delaware Inflation Protected Bond Fund 3

DELAWARE INFLATION PROTECTED BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)
January 31, 2005


FUTURES CONTRACTS(1)
The following futures contracts were outstanding at January 31, 2005:

                                                                                                                 UNREALIZED
         CONTRACTS                           NOTIONAL               NOTIONAL                                    APPRECIATION
        TO BUY (SELL)                      COST (PROCEEDS)            VALUE             EXPIRATION DATE        (DEPRECIATION)
        -------------                      ---------------          --------            ---------------        --------------
        (6) U.S. Treasury 2 year notes     $(1,257,392)           $(1,254,375)                3/05                 $3,017
        2 U.S. Treasury long bond              224,979                229,688                 3/05                  4,709
                                                                                                                   ------
                                                                                                                   $7,726

(1)See Note # 7 in "Notes to Financial Statements."


                                        Delaware Inflation Protected Bond Fund 4

DELAWARE INFLATION PROTECTED BOND FUND
STATEMENT OF OPERATIONS
December 1, 2004 * to  January 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Interest ........................................$ 47,537
                                                     ------

EXPENSES:
  Management fees                                     3,812
  Distribution expenses- Class A                        848
  Distribution expenses- Class B                        848
  Distribution expenses- Class C                        848
  Registration fees                                     606
  Custodian fees                                        564
  Legal and professional fees                           312
  Accounting and administration expenses                287
  Reports and statements to shareholders                 73
  Trustees' fees                                         39
  Dividend disbursing and transfer agent fees
   and expenses                                          11
  Other                                                 431
                                                     ------
                                                      8,679
  Less expenses absorbed or waived                   (2,036)
  Less waived distribution expenses-Class A            (848)
  Less waived distribution expenses-Class B            (848)
  Less waived distribution expenses-Class C            (848)
                                                     ------
  Total expenses                                      4,099
                                                     ------
NET INVESTMENT INCOME .............................. 43,438
                                                     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:

  Net realized gain on investments
  Net change in unrealized                           12,303
    appreciation/depreciation of investments and
    foreign currencies ............................  52,215
                                                     ------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES                 64,518
                                                     ------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ................................$ 107,955
                                                  ---------

*Commencement of operations
  See accompanying notes

DELAWARE INFLATION PROTECTED BOND FUND
STATEMENT OF CHANGES IN NET ASSETS


                                              DECEMBER 1, 2004
                                            TO JANUARY 31, 2005
                                               (Unaudited)
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
   Net investment income ...................     $  43,438
    Net realized gain on investments
    and foreign currencies .................        12,303
    Net change in unrealized appreciation/
    depreciation of investments and
    foreign currencies .....................        52,215
                                                 ---------
    Net increase in net assets
    resulting from operations ..............       107,956


DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income:
    Class A ................................       (17,229)
    Class B ................................        (4,308)
    Class C ................................        (4,308)
    Institutional Class ....................       (17,229)
                                                 ---------
                                                   (43,074)
                                                 ---------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
    Class A .................................    2,000,010
    Class B .................................      500,010
    Class C .................................      500,010
    Institutional Class .....................    2,000,010

Net asset value of shares issued upon
  reinvestment of dividends and
  distributions:
    Class A .................................       17,229
    Class B .................................        4,308
    Class C .................................        4,308
    Institutional Class .....................       17,229
                                                 ---------

Increase in net assets derived from
 capital share transactions .................    5,043,114
                                                ----------
NET INCREASE IN NET ASSETS ..................    5,107,996

NET ASSETS:
  Beginning of period .......................           --
  End of period (there was no
    undistributed net investment
    income at the period end) ...............   $5,107,996
                                                ==========

               See accompanying notes


                                        Delaware Inflation Protected Bond Fund 5

DELAWARE INFLATION PROTECTED BOND FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       DELAWARE INFLATION PROTECTED BOND FUND
                                                                                12/1/04(1) TO 1/31/05
                                                                                    (Unaudited)
                                                                 INSTITUTIONAL  CLASS A      CLASS B      CLASS C
Net asset value, beginning of period ......................        $10.000     $10.000      $10.000      $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)...................................          0.088      0. 088        0.088        0.088
Net realized and unrealized gain (loss) on investments
 and foreign currencies ...................................          0.128       0.128        0.128        0.128
                                                                   -------     -------      -------      -------
Total from investment operations ..........................          0.216       0.216        0.216        0.126
                                                                   -------     -------      -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................         (0.086)     (0.086)      (0.086)      (0.086)
Net realized gain on investments ..........................
                                                                         -           -            -            -
                                                                   -------     -------      -------      -------
Total dividends and distributions .........................         (0.086)     (0.086)      (0.086)      (0.086)
                                                                   -------     -------      -------      -------

NET ASSET VALUE, END OF PERIOD ............................        $10.130     $10.130      $10.130      $10.130
                                                                   =======     =======      =======      =======

TOTAL RETURN(3) ...........................................          2.16%       2.16%(4)     2.16%(4)     2.16%(4)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................         $2,043      $2,043         $511         $511
Ratio of expenses to average net assets ...................          0.50%       0.50%        0.50%        0.50%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ..................          0.99%       1.74%        1.74%        1.74%
Ratio of net investment income to average net assets.......          5.10%       5.10%        5.10%        5.10%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly .......          4.61%       3.86%        3.86%        4.86%
Portfolio turnover ........................................           152%        152%         152%         152%


(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager [and distributor], as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Total investment return does not reflect the impact of a sales charge.


See accompanying notes

                                        Delaware Inflation Protected Bond Fund 6

DELAWARE INFLATION PROTECTED BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2005

Delaware Group Government Bond Fund (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware American Government Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended January 31, 2005.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.50% of average daily net assets of the Fund through November 28, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has elected voluntarily to waive such distribution and service fees at this time. Institutional Class shares pay no distribution and service expenses.

                                        Delaware Inflation Protected Bond Fund 7

DELAWARE INFLATION PROTECTED BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At January 31, 2005, the Fund had receivables from or liabilities payable to affiliates as follows:

                                DIVIDEND DISBURSING,              OTHER
          INVESTMENT              TRANSFER AGENT,                EXPENSES
           MANAGEMENT        ACCOUNTING AND ADMINISTRATION       PAYABLE
          FEE PAYABLE          FEES AND OTHER EXPENSES          TO DMC AND
            TO DMC                PAYABLE TO DSC                AFFILIATES*
            $3,812                    $911                        $1,583

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the period ended January 31, 2005, the Fund was charged $45 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the period ended January 31, 2005, the Fund made purchases of $297,851 and sales of $7,445 of investment securities other than U.S. government securities and short-term investments. For the period ended January 31, 2005, the Fund made purchases of $6,237,617 and sales of $1,343,817 of long-term U.S. government securities.

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the cost of investments was $5,211,802. At January 31, 2005, the net unrealized appreciation was $44,489 of which $59,614 related to unrealized appreciation of investments and $15,125 related to unrealized depreciation of investments.

4.  DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended January 31, 2005 was as follows:

                                            PERIOD
                                             ENDED
                                            1/31/05*
                                            --------
Ordinary income                             $43,074

*Tax information for the period ended January 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest ................  $5,043,114
Undistributed ordinary income ................      12,667
Unrealized appreciation of investments and
  foreign currencies .........................      52,215
                                                ----------
Net assets ...................................  $5,107,996
                                                ----------

5. CAPITAL SHARES                                   PERIOD
Transactions in capital shares were as follows:     ENDED
                                                   1/31/05
Shares sold:
Class A                                            200,001
Class B                                             50,001
Class C                                             50,001
Institutional Class                                200,001

Shares issued upon reinvestment of dividends and distributions:

Class A                                              1,699
Class B                                                425
Class C                                                425
Institutional Class                                  1,699
Net increase                                       504,252

                                        Delaware Inflation Protected Bond Fund 8

DELAWARE INFLATION PROTECTED BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2005, or at any time during the period.

7. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented in the Statement of Net Assets represent the Fund's' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's' net assets.


8. CREDIT AND MARKET RISK
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

The Fund also invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

9.   CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's' existing contracts and expects the risk of loss to be remote.

                                        Delaware Inflation Protected Bond Fund 9

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Government Fund

JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
       -------------------------
Title: Chairman
Date:  April 8, 2005
     ---------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
--------------------------------
By:     Jude T. Driscoll
        ------------------------
Title:  Chairman
Date:   April 8, 2005
     ---------------------------

MICHAEL P. BISHOF
--------------------------------
By:     Michael P. Bishof
        ------------------------
Title:  Chief Financial Officer
Date:   April 7, 2005
     ---------------------------